Trade Receivable and Other Current Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade Receivable and Other Current Receivables [Abstract]
Schedule of Trade Receivable
	As of June 30, 2023	As of June 30, 2022
Accounts receivable	361,097	-
Total Trade receivable	$361,097	$-

Schedule of Other Current Receivables
	As of June 30, 2023	As of June 30, 2022
Taxes	952,953	-
Others	377,224	-
Total Other current receivables	$1,330,177	$-